Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Earnings attributable to BHP shareholders
Continuing operations	$ 6,457	$ 8,471	$ 20,245
Total	$ 6,457	$ 9,443	$ 30,900
Weighted average number of shares
Basic	5,064	5,061	5,061
Diluted	5,073	5,072	5,071
Basic earnings per ordinary share
Continuing operations	$ 1.275	$ 1.674	$ 4
Total	1.275	1.866	6.106
Diluted earnings per ordinary share
Continuing operations	1.273	1.67	3.992
Total	1.273	1.862	6.093
Headline earnings per ordinary share (US cents)
Basic	1.279	1.856	4.39
Diluted	$ 1.277	$ 1.852	$ 4.381